Schedule of Investments(a)
November 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.47%
Aerospace & Defense–12.89%
AeroVironment, Inc.(b)	265,397	$74,167,846
ATI, Inc.(b)	802,968	80,939,174
Carpenter Technology Corp.	375,824	119,714,977
Curtiss-Wright Corp.	203,854	115,032,774
Embraer S.A., ADR (Brazil)	1,444,905	90,624,441
Karman Holdings, Inc.(b)	1,398,960	93,772,289
Kratos Defense & Security Solutions, Inc.(b)	643,960	49,005,356
Mercury Systems, Inc.(b)	889,349	62,156,602
Rocket Lab Corp.(b)	1,859,061	78,340,830
		763,754,289
Apparel Retail–1.21%
Boot Barn Holdings, Inc.(b)	370,273	71,766,313
Application Software–3.74%
AppFolio, Inc., Class A(b)	205,560	46,925,237
AvePoint, Inc.(b)	1,467,684	19,079,892
Cellebrite DI Ltd. (Israel)(b)	3,107,998	52,400,846
Pegasystems, Inc.	1,058,676	57,983,684
Terawulf, Inc.(b)	2,925,813	45,379,360
		221,769,019
Asset Management & Custody Banks–2.14%
StepStone Group, Inc., Class A	2,003,587	126,546,555
Automotive Parts & Equipment–1.24%
Modine Manufacturing Co.(b)	454,045	73,614,316
Biotechnology–6.53%
ADMA Biologics, Inc.(b)	1,054,518	20,225,655
BridgeBio Pharma, Inc.(b)	1,053,418	75,856,630
Caris Life Sciences, Inc.(b)(c)	431,933	11,027,250
Halozyme Therapeutics, Inc.(b)	845,377	60,359,918
Insmed, Inc.(b)	481,218	99,982,664
Madrigal Pharmaceuticals, Inc.(b)	107,926	64,429,663
Nuvalent, Inc., Class A(b)	134,369	14,693,250
Protagonist Therapeutics, Inc.(b)	448,026	40,322,340
		386,897,370
Broadline Retail–1.56%
Ollie’s Bargain Outlet Holdings, Inc.(b)	752,055	92,585,491
Casinos & Gaming–0.65%
Sportradar Group AG (Switzerland)(b)	1,760,611	38,733,442
Communications Equipment–2.35%
Lumentum Holdings, Inc.(b)	427,934	139,147,020
Construction & Engineering–6.96%
Argan, Inc.	216,342	85,498,358
Construction Partners, Inc., Class A(b)	687,140	74,898,260
Everus Construction Group, Inc.(b)	486,861	44,771,737
Primoris Services Corp.	762,312	96,478,207
Sterling Infrastructure, Inc.(b)	321,483	110,689,812
		412,336,374
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 1.24%
Federal Signal Corp.	642,415	$73,235,310
Consumer Finance–0.98%
Enova International, Inc.(b)	364,678	47,805,639
Figure Technology Solutions, Inc., Class A(b)	275,660	9,989,918
		57,795,557
Diversified Metals & Mining–0.69%
MP Materials Corp.(b)	661,631	40,988,041
Diversified Support Services–1.23%
OPENLANE, Inc.(b)	1,090,933	27,753,335
VSE Corp.	251,525	45,322,290
		73,075,625
Electrical Components & Equipment–0.52%
Powell Industries, Inc.	94,760	30,628,327
Electronic Equipment & Instruments–1.80%
Advanced Energy Industries, Inc.	505,255	106,704,804
Electronic Manufacturing Services–4.95%
Fabrinet (Thailand)(b)	279,125	128,232,816
Sanmina Corp.(b)	439,328	68,607,657
TTM Technologies, Inc.(b)	1,369,204	96,090,737
		292,931,210
Environmental & Facilities Services–0.65%
Casella Waste Systems, Inc., Class A(b)	401,934	38,742,418
Financial Exchanges & Data–0.14%
Bullish (Cayman Islands)(b)	188,664	8,229,524
Gold–0.12%
Orla Mining Ltd. (Canada)(b)	511,945	7,218,425
Health Care Equipment–2.03%
Glaukos Corp.(b)	196,425	20,878,013
iRhythm Technologies, Inc.(b)	338,516	63,644,393
TransMedics Group, Inc.(b)	243,979	35,696,568
		120,218,974
Health Care Facilities–1.93%
Encompass Health Corp.	982,950	114,238,449
Health Care Services–6.31%
BrightSpring Health Services, Inc.(b)	3,300,711	119,353,710
GeneDx Holdings Corp.(b)	360,454	60,177,795
Guardant Health, Inc.(b)	1,246,085	135,100,536
RadNet, Inc.(b)	715,850	59,265,221
		373,897,262
Health Care Supplies–0.38%
Merit Medical Systems, Inc.(b)	257,436	22,291,383
Health Care Technology–0.91%
Waystar Holding Corp.(b)	1,455,654	53,728,189
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Shares		Value
Heavy Electrical Equipment–0.79%
Bloom Energy Corp., Class A(b)	426,710	$46,613,800
Independent Power Producers & Energy Traders–1.47%
Talen Energy Corp.(b)	220,896	87,092,666
Industrial Machinery & Supplies & Components–4.40%
Crane Co.	397,672	72,873,394
ESCO Technologies, Inc.	361,331	76,930,983
SPX Technologies, Inc.(b)	513,925	110,514,432
		260,318,809
Investment Banking & Brokerage–4.33%
Evercore, Inc., Class A	290,102	92,852,947
Marex Group PLC (United Kingdom)	1,054,068	36,671,026
Piper Sandler Cos.	170,583	57,298,830
PJT Partners, Inc., Class A	269,442	45,268,950
Virtu Financial, Inc., Class A	678,044	24,246,853
		256,338,606
Leisure Facilities–0.75%
Planet Fitness, Inc., Class A(b)	397,160	44,470,005
Life Sciences Tools & Services–1.02%
Repligen Corp.(b)	353,505	60,456,425
Managed Health Care–0.99%
Alignment Healthcare, Inc.(b)	2,061,741	39,606,045
HealthEquity, Inc.(b)	182,514	19,196,822
		58,802,867
Oil & Gas Equipment & Services–2.34%
Archrock, Inc.	1,825,138	44,788,886
TechnipFMC PLC (United Kingdom)	2,070,829	93,725,721
		138,514,607
Passenger Ground Transportation–0.63%
Lyft, Inc., Class A(b)	1,765,472	37,127,876
Pharmaceuticals–1.74%
Axsome Therapeutics, Inc.(b)	439,708	66,615,762
Ligand Pharmaceuticals, Inc.(b)	178,576	36,283,072
		102,898,834
Property & Casualty Insurance–0.42%
Palomar Holdings, Inc.(b)	199,003	24,718,163
Regional Banks–0.79%
Bancorp, Inc. (The)(b)	733,114	46,970,614
Restaurants–1.36%
Black Rock Coffee Bar, Inc., Class A(b)	716,378	16,297,600
Dutch Bros, Inc., Class A(b)	669,826	39,258,502
Shake Shack, Inc., Class A(b)	286,763	25,086,027
		80,642,129
Shares		Value
Semiconductor Materials & Equipment–2.04%
MKS, Inc.	285,813	$44,698,295
Nova Ltd. (Israel)(b)	244,227	76,403,975
		121,102,270
Semiconductors–9.18%
Impinj, Inc.(b)	323,873	55,664,053
Lattice Semiconductor Corp.(b)	1,082,330	75,990,389
MACOM Technology Solutions Holdings, Inc.(b)	738,303	129,195,642
Rambus, Inc.(b)	551,276	52,685,447
SiTime Corp.(b)	365,060	108,678,362
Tower Semiconductor Ltd. (Israel)(b)	1,122,592	121,363,421
		543,577,314
Systems Software–1.49%
Commvault Systems, Inc.(b)	340,612	42,065,582
JFrog Ltd.(b)	691,648	42,176,695
Netskope, Inc., Class A(b)	224,549	4,127,211
		88,369,488
Transaction & Payment Processing Services–0.58%
Paymentus Holdings, Inc., Class A(b)	982,943	34,127,781
Total Common Stocks & Other Equity Interests (Cost $4,044,197,049)		5,773,215,941
Money Market Funds–2.47%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e)	51,180,126	51,180,126
Invesco Treasury Portfolio, Institutional Class, 3.85%(d)(e)	95,047,625	95,047,625
Total Money Market Funds (Cost $146,227,751)		146,227,751
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $4,190,424,800)		5,919,443,692
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.03%
Invesco Private Government Fund, 4.00%(d)(e)(f)	408,928	408,928
Invesco Private Prime Fund, 4.12%(d)(e)(f)	1,049,621	1,049,936
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,458,864)		1,458,864
TOTAL INVESTMENTS IN SECURITIES–99.97% (Cost $4,191,883,664)		5,920,902,556
OTHER ASSETS LESS LIABILITIES—0.03%		1,908,978
NET ASSETS–100.00%		$5,922,811,534
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,351,814	$253,122,901	$(218,294,589)	$-	$-	$51,180,126	$466,294
Invesco Treasury Portfolio, Institutional Class	30,366,474	470,085,387	(405,404,236)	-	-	95,047,625	852,524
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	7,335,912	(6,926,984)	-	-	408,928	1,275*
Invesco Private Prime Fund	-	18,795,241	(17,745,305)	-	-	1,049,936	3,420*
Total	$46,718,288	$749,339,441	$(648,371,114)	$-	$-	$147,686,615	$1,323,513

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,773,215,941	$—	$—	$5,773,215,941
Money Market Funds	146,227,751	1,458,864	—	147,686,615
Total Investments	$5,919,443,692	$1,458,864	$—	$5,920,902,556
Invesco Discovery Fund